Investments in Affiliated Companies (Movement of Investments in Affiliates) (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended																																																					12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2011 Beijing Yicheng Tianxia [Member] CNY	Dec. 31, 2013 Shanghai Maishi [Member] CNY	Dec. 31, 2012 Shanghai Maishi [Member] CNY	Dec. 31, 2011 Shanghai Maishi [Member] CNY	Dec. 31, 2012 Chengdu Awata [Member] CNY	Dec. 31, 2011 Chengdu Awata [Member] CNY	Dec. 31, 2013 Anipark [Member] CNY	Dec. 31, 2012 Anipark [Member] CNY	Dec. 31, 2011 Anipark [Member] CNY	Dec. 31, 2011 Shijiangzhuang Hailan [Member] CNY	Dec. 31, 2012 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shanghai Lantian [Member] CNY	Dec. 31, 2011 Shenzhen Youyou [Member] CNY	Dec. 31, 2012 Shanghai Qiyu [Member] CNY	Dec. 31, 2011 Shanghai Qiyu [Member] CNY	Dec. 31, 2012 Fuzhou Lingyu [Member] CNY	Dec. 31, 2011 Fuzhou Lingyu [Member] CNY	Dec. 31, 2012 Xiamen Lianyu [Member] CNY	Dec. 31, 2011 Xiamen Lianyu [Member] CNY	Dec. 31, 2013 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2012 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2011 Chongqing Xiaoheiwu [Member] CNY	Dec. 31, 2013 Beijing Chenkang [Member] CNY	Dec. 31, 2012 Beijing Chenkang [Member] CNY	Dec. 31, 2011 Beijing Chenkang [Member] CNY	Dec. 31, 2013 MCI Investment Fund [Member] CNY	Dec. 31, 2012 MCI Investment Fund [Member] CNY	Dec. 31, 2011 MCI Investment Fund [Member] CNY	Dec. 31, 2013 Shanghai Shimai [Member] CNY	Dec. 31, 2012 Shanghai Shimai [Member] CNY	Dec. 31, 2011 Shanghai Shimai [Member] CNY	Dec. 31, 2013 Shanghai Siyuan [Member] CNY	Dec. 31, 2012 Shanghai Siyuan [Member] CNY	Dec. 31, 2011 Shanghai Siyuan [Member] CNY	Dec. 31, 2013 Shanghai Shengduo [Member] CNY	Dec. 31, 2012 Shanghai Shengduo [Member] CNY	Dec. 31, 2013 Shanghai Ningle [Member] CNY	Dec. 31, 2012 Shanghai Ningle [Member] CNY	Dec. 31, 2013 AKGI fund [Member] CNY	Dec. 31, 2012 AKGI fund [Member] CNY	Dec. 31, 2013 Fuzhou Shudong [Member] CNY	Dec. 31, 2012 Fuzhou Shudong [Member] CNY	Dec. 31, 2013 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Chengdu Yunyou [Member] CNY	Dec. 31, 2012 Suzhou Shengyou Network Development Co., Ltd [Member] CNY	Dec. 31, 2013 Guangzhou Aozi [Member] CNY	Dec. 31, 2013 Shanghai Miaoyou [Member] CNY	Dec. 31, 2013 Games Tales [Member] CNY	Dec. 31, 2013 Others [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Investment in affiliated companies under the cost method [Member] CNY	Dec. 31, 2013 Zhejiang Shengwang [Member] CNY	Dec. 31, 2012 Zhejiang Shengwang [Member] CNY	Dec. 31, 2011 Zhejiang Shengwang [Member] CNY	Dec. 31, 2013 Shanda Online [Member] CNY	Dec. 31, 2012 Shanda Online [Member] CNY	Dec. 31, 2013 Giant [Member] CNY	Dec. 31, 2012 Giant [Member] CNY
Investments in and Advances to Affiliates [Line Items]
Investment in affiliated companies, Beginning balance	184,052	37,882	31,452	$ 33,312	3,460	7,842	4,237	4,578	5,229	3,989	5,000	1,550	3,077	3,023	3,661	2,690	2,866	2,197	829	829	319	319	297	297	0	38	151	8,722	9,820	0	5,912	4,186	0	1,181	2,050	0	1,916	1,941	0	8,842		8,759		5,783		1,675		1,277			0	0	0	312	8	38	0	600	600		124,513		8,773
Investments	24,382	164,214	18,974		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	10,000	9,833	2,247	4,324	0	0	1,733	0	0	2,000	0	10,000	0	9,000	10,576	5,655	0	2,000	0	1,400	1,000	3,000	480	95	398	65	317		0	0	600	0	124,513	0	8,334
Share of Profits /(Losses)	(7,549)	(11,679)	(4,413)		(3,460)	(4,382)	(168)	(341)	(651)	(325)	(1,011)	(1,076)	(1,616)	2,386	(267)	(47)	(176)	0	0	0	0	0	(297)	0	188	(38)	(113)	(487)	(1,098)	(180)	(879)	(892)	(171)	(55)	(869)	317	(243)	(25)	(59)	(2,179)	(1,158)	(1,322)	(241)	(400)	(63)	(240)	(325)	(302)	(123)	(1,000)	(236)	0	177	(327)	239	(106)		0	0	0	0	0	0	0
Impairment	0	(7,455)	(5,591)		0	0	0	0	0	(3,664)	0	0	0	0	(3,394)	(2,643)	0	(2,197)	(829)	0	(319)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0
Other Equity Movement	778	1,090	(2,540)		0	0	0	0	0	0	0	132	89	(2,332)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	137	371	33	0	0	0	0	0	0	0	0	0	0	652	191	0	0	0	0	0	0	20	0	0	0	(241)		0	0	0	0	0	(163)	439
Investment in affiliated companies, Ending balance	201,663	184,052	37,882	$ 33,312	0	3,460	4,069	4,237	4,578	0	3,989	606	1,550	3,077	0	0	2,690	0	0	829	0	319	0	297	188	0	38	8,235	8,722	9,820	15,003	5,912	4,186	1,126	1,181	2,050	1,673	1,916	1,941	6,663	8,842	7,437	8,759	16,611	5,783	1,435	1,675	975	1,277	0	2,764	500	272	383	312	8	0	600	600	600	124,513	124,513	8,610	8,773